Revenue from Contracts with Customers - Summary of Disaggregation of Percentage of Passengers by Source Market (Details)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	100.00%	100.00%
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	90.60%	91.50%
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	9.40%	8.50%